Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2025
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD.
Investments Accounted for Using the Equity Method

13.   INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

13.1. Investments accounted for using the equity method

The detail of the Group’s investees accounted for using the equity method and the movements for the years ended December 31, 2025, December 31, 2024, and January 1, 2024:

								Share of		Foreign	Other	Other
						Balance as of		Profit	Dividends	currency	comprehensive	increase	Balance as of	Negative	Balance as of
Taxpayer ID					Ownership	01-01-2025	Additions	(loss)	declared	translation	income	(decrease)	12-31-2025	equity	12-31-2025
No.	Associates and Joint Ventures	Relationship	Country	Currency	Percentage	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	32,183	—	14,197	(1,001)	—	—	64	45,443	—	45,443
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine Peso	0.0793%	523	—	16	—	(153)	—	128	514	—	514
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean Peso	25.00%	114	—	(91)	—	7	—	—	30	—	30
77.374.847-0	HIF H2 SpA (1)	Joint venture	Chile	U.S. dollar	50.00%	—	315	845	—	—	—	(679)	481	—	481
					TOTAL	32,820	315	14,967	(1,001)	(146)	—	(487)	46,468	—	46,468

								Share of		Foreign	Other	Other
						Balance as of		Profit	Dividends	currency	comprehensive	increase	Balance as of	Negative	Balance as of
Taxpayer ID					Ownership	1-1-2024	Additions	(loss)	declared	translation	income	(decrease)	12-31-2024	equity	12-31-2024
No.	Associates and Joint Ventures	Relationship	Country	Currency	Percentage	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	22,424	—	9,724	—	35	—	—	32,183	—	32,183
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine Peso	0.0793%	323	—	(43)	—	(85)	—	328	523	—	523
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean Peso	25.00%	67	—	58	—	(11)	—	—	114	—	114
77.374.847-0	HIF H2 SpA (1)	Joint venture	Chile	U.S. dollar	50.00%	—	—	(350)	—	(20)	—	—	(370)	370	—
77.569.067-4	Enel X Way Chile S.p.A. (2)	Associate	Chile	Chilean Peso	49.00%	6,092	—	(473)	—	—	—	(5,619)	—	—	—
					TOTAL	28,906	—	8,916	—	(81)	—	(5,291)	32,450	370	32,820
(1)See Note 13.3.
(2)See Note 2.4.1.i

13.2. Additional financial information on investments in associates

Financial information as of December 31, 2025, December 31, 2024, and January 1, 2024, of the main companies in which the Group exercises significant influence is detailed below:

	As of December 31, 2025
	Direct / Indirect	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Total comprehensive Income
Investments with Significant Influence	Ownership %	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GNL Chile S.A.	33.33%	197,983	1,753,973	331,173	1,484,454	1,211,588	42,592	—	42,592

	As of December 31, 2024
	Direct / Indirect	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Total comprehensive Income
Investments with Significant Influence	Ownership %	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GNL Chile S.A.	33.33%	175,289	1,857,881	299,801	1,636,819	1,108,238	29,171	10,250	39,421

	As of January 01, 2024
	Direct / Indirect	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Total comprehensive Income
Investments with Significant Influence	Ownership %	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GNL Chile S.A.	33.33%	165,109	2,025,663	286,937	1,836,562	1,240,782	23,889	2,059	25,948
Enel X Way Chile S.p.A.	49.00%	17,063	3,869	8,088	412	10,813	(2,675)	33	(2,642)

None of the Company’s associates have issued price quotations.

13.3. Joint ventures

The detail of the Group’s statements of financial position and statements of income of joint ventures as of December 31, 2025, December 31, 2024, and January 1, 2024, are as follows:

a)	HIF H2 SpA.:

	HIF H2 SpA
Ownership %	50.0%	50.0%	50.0%
	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$
Total current assets	2	2	3
Total non-current assets	1,107	1	—
Total current liabilities	147	730	32
Cash and cash equivalents	2	2	3

Revenue from ordinary activities	1,691	—	—
Other fixed operating expenses	—	(699)	(17)
Profit (Loss)	1,691	(699)	(17)
Comprehensive income (Loss)	1,691	(699)	(17)

There are no significant commitments and contingencies, or restrictions to the availability of funds in associated companies and joint ventures.